Loans to Customers at Amortized Cost (Details) - Schedule of cash flows to be received from financial leasing contracts - CLP ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Loans to Customers at Amortized Cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Total receivable		$ 1,763,330	$ 1,802,964
Unearned income		(174,748)	(190,418)
Net lease receivable	[1]	1,588,582	1,612,546
Due within one year [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Total receivable		521,445	544,067
Unearned income		(52,438)	(58,871)
Net lease receivable	[1]	469,007	485,196
Due after 1 year but within 2 years [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Total receivable		373,304	392,832
Unearned income		(37,958)	(42,302)
Net lease receivable	[1]	335,346	350,530
Due after 2 years but within 3 years [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Total receivable		245,667	258,331
Unearned income		(25,084)	(27,329)
Net lease receivable	[1]	220,583	231,002
Due after 3 years but within 4 years [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Total receivable		161,492	163,847
Unearned income		(17,433)	(18,361)
Net lease receivable	[1]	144,059	145,486
Due after 4 years but within 5 years [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Total receivable		110,743	108,192
Unearned income		(12,841)	(13,242)
Net lease receivable	[1]	97,902	94,950
Due after 5 years [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of cash flows to be received from financial leasing contracts [Line Items]
Total receivable		350,679	335,695
Unearned income		(28,994)	(30,313)
Net lease receivable	[1]	$ 321,685	$ 305,382

[1]	The net balance receivable does not include the total overdue portfolio totaling Ch$7,295 million and Ch$4,625 million as of December 31, 2019 and 2020, respectively. This overdue portfolio only reflects the past due portion without considering the remaining outstanding principal and interest.